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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenwood Investments, Inc.
                 -------------------------------
   Address:      222 Berkeley St., 17th Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-12943
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Tannenbaum
         -------------------------------
Title:   President
         -------------------------------
Phone:   (617)-236-4240
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Steven Tannenbaum              Boston, MA         11/4/2009
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 30
                                        ---------------

Form 13F Information Table Value Total: $52,895
                                        ---------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                           FORM 13F INFORMATION TABLE

                                                              TOTAL
                                                     VALUE    SHARES/   SH/  INVSTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS   CUSIP     (x$1000) PRN AMT   PRN  DISCRETION   MANAGERS     SOLE     SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------
Acergy ADR Reptg 1 Ord
 Shs                      Sponsored ADR    00443E104 $  5,367   424,930 SH   SOLE         NA           424,930
Acme United Corp          COM              004816104 $    856    95,025 SH   SOLE         NA            95,025
ADDvantage Technologies
 Group Inc                COM              006743306 $    548   238,327 SH   SOLE         NA           238,327
Ark Restaurants Corp      COM              040712101 $    577    33,419 SH   SOLE         NA            33,419
Boots and Coots Inc       COM              099469504 $  2,738 1,700,500 SH   SOLE         NA         1,700,500
Baldwin Technology Co Inc CL A             058264102 $    549   296,522 SH   SOLE         NA           296,522
Cycle Country
 Accessories Corp         COM              232984104 $    312   503,280 SH   SOLE         NA           503,280
Delta Apparel Inc         COM              247368103 $  1,432   179,040 SH   SOLE         NA           179,040
DSW Inc                   CL A             23334L102 $  1,597   100,000 SH   SOLE         NA           100,000
Dress Barn Inc            COM              261570105 $  4,056   226,200 SH   SOLE         NA           226,200
HearUSA Inc               COM              422360305 $  1,208   974,114 SH   SOLE         NA           974,114
Edac Technologies Corp    COM              279285100 $  2,104   458,398 SH   SOLE         NA           458,398
Foot Locker Inc           COM              344849104 $  3,644   304,900 SH   SOLE         NA           304,900
Hawk Corp                 CL A             420089104 $  1,164    84,849 SH   SOLE         NA            84,849
John B San Filippo & Son  COM              800422107 $  1,536   132,212 SH   SOLE         NA           132,212
Learning Tree
 International Inc        COM              522015106 $  3,538   310,581 SH   SOLE         NA           310,581
Liberty Acqusitions
 Holdings Corp Warrants   W                53015Y115 $    542   888,700 SH   SOLE         NA           888,700
MedQuist Inc              COM              584949101 $  2,912   457,903 SH   SOLE         NA           457,903
Mitcham Industries Inc    COM              606501104 $  2,482   400,376 SH   SOLE         NA           400,376
Point 360                 COM              730507100 $    771   500,932 SH   SOLE         NA           500,932
QLT Inc                   COM              746927102 $  2,486   671,794 SH   SOLE         NA           671,794
Altisource Portfolio
 Solutions SA             REG SHS          L0175J104 $    395    27,354 SH   SOLE         NA            27,354
Overhill Farms Inc        COM              690212105 $     61    10,000 SH   SOLE         NA            10,000
PDI Inc                   COM              69329V100 $  2,189   477,874 SH   SOLE         NA           477,874
Phoenix Footwear Group
 Inc                      COM              71903M100 $    298   662,050 SH   SOLE         NA           662,050
Price Smart Inc.          COM              741511109 $    716    38,162 SH   SOLE         NA            38,162
Rubio's Restaurants Inc   COM              78116B102 $  2,819   444,603 SH   SOLE         NA           444,603
TechTeam Global Inc       COM              878311109 $  4,387   516,123 SH   SOLE         NA           516,123
Alesco Financial 7.625%
 5/15/27                  NOTE             014485AB2 $    696    10,000 PRN  SOLE         NA            10,000
Palm Harbor Homes 3.25%
 5/15/24                  NOTE             696639AB9 $    916    26,463 PRN  SOLE         NA            26,463

                                                     $ 52,895